Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current:
Domestic	¥ 22,015	¥ 42,401	¥ 81,023
Foreign	156,969	71,947	78,992
Total current tax expense	178,984	114,348	160,015
Deferred:
Domestic	(146,721)	(256,093)	55,927
Foreign	2,879	728	(5,226)
Total deferred tax expense (benefit)	(143,842)	(255,365)	50,701
Total income tax expense (benefit)	¥ 35,142	¥ (141,017)	¥ 210,716